Unaudited Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Dec. 17, 2020
Balance (in Shares) at Dec. 17, 2020
Issuance of Class B ordinary shares to Sponsor (in Shares)					8,625,000
Issuance of Class B ordinary shares to Sponsor	25,000	24,137			$ 863
Net income (loss)	(8,000)		(8,000)
Balance at Dec. 31, 2020	17,000	24,137	(8,000)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Excess cash received over the fair value of the private warrants	2,040,000	2,040,000
Accretion of Class A ordinary shares subject to possible redemption amount	(27,827,371)	(2,064,137)	(25,763,234)
Net income (loss)	1,069,908		1,069,908
Balance at Mar. 31, 2021	(24,700,463)		(24,701,326)		$ 863
Balance (in Shares) at Mar. 31, 2021					8,625,000
Balance at Dec. 31, 2020	17,000	24,137	(8,000)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Net income (loss)	4,679,534
Balance at Sep. 30, 2021	(21,090,837)	0	(21,091,650)	$ 0	$ 813
Balance (in Shares) at Sep. 30, 2021				0	8,125,000
Balance at Dec. 31, 2020	17,000	24,137	(8,000)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Forfeiture of Class B ordinary shares		50			$ (50)
Forfeiture of Class B ordinary shares (in Shares)					(500,000)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital		(50)	50
Excess cash received over the fair value of the private warrants	2,040,000	2,040,000
Accretion of Class A ordinary shares subject to possible redemption amount	(27,827,371)	(2,064,137)	(25,763,234)
Net income (loss)	7,973,301		7,973,301
Balance at Dec. 31, 2021	(17,797,070)		(17,797,883)		$ 813
Balance (in Shares) at Dec. 31, 2021					8,125,000
Balance at Mar. 31, 2021	$ (24,700,463)		$ (24,701,326)		$ 863
Balance (in Shares) at Mar. 31, 2021					8,625,000
Forfeiture of Class B ordinary shares					$ (500,000)
Forfeiture of Class B ordinary shares (in Shares)		50			(50)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital		$ (50)	$ 50
Net income (loss)	2,939,265		2,939,265
Balance at Jun. 30, 2021	(21,761,198)		(21,762,011)		$ 813
Balance (in Shares) at Jun. 30, 2021					8,125,000
Net income (loss)	670,361		670,361
Balance at Sep. 30, 2021	(21,090,837)	0	(21,091,650)	$ 0	$ 813
Balance (in Shares) at Sep. 30, 2021				0	8,125,000
Balance at Dec. 31, 2021	(17,797,070)		(17,797,883)		$ 813
Balance (in Shares) at Dec. 31, 2021					8,125,000
Net income (loss)	2,109,747		2,109,747
Balance at Mar. 31, 2022	(15,687,323)		(15,688,136)		$ 813
Balance (in Shares) at Mar. 31, 2022					8,125,000
Balance at Dec. 31, 2021	(17,797,070)		(17,797,883)		$ 813
Balance (in Shares) at Dec. 31, 2021					8,125,000
Net income (loss)	10,833,235
Balance at Sep. 30, 2022	(8,216,269)	0	(8,217,082)	$ 0	$ 813
Balance (in Shares) at Sep. 30, 2022				0	8,125,000
Balance at Mar. 31, 2022	(15,687,323)		(15,688,136)		$ 813
Balance (in Shares) at Mar. 31, 2022					8,125,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	(143,799)		(143,799)
Net income (loss)	2,500,921		2,500,921
Balance at Jun. 30, 2022	(13,330,201)		(13,331,014)		$ 813
Balance (in Shares) at Jun. 30, 2022					8,125,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	(1,108,635)		(1,108,635)
Net income (loss)	6,222,567		6,222,567
Balance at Sep. 30, 2022	$ (8,216,269)	$ 0	$ (8,217,082)	$ 0	$ 813
Balance (in Shares) at Sep. 30, 2022				0	8,125,000